Expense Example, No Redemption - U.S. Global GO GOLD and Precious Metal Miners ETF - U.S. Global GO GOLD and Precious Metal Miners ETF Class	Dec. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	$ 750